Basic and Diluted Earnings (Loss) Per Share (Tables)	12 Months Ended
Mar. 31, 2014
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Earnings (Loss) Per Share

The following table sets forth the computation of basic and diluted earnings (loss) per share:

	2014	2013	2012
	US$	US$	US$
Numerator for basic and diluted earnings (loss) per share:
Income (Loss) from continuing operations	(5,116,577)	517,804	(178,661)
Income (Loss) from continuing operations attributable to non-controlling interests	108,044	107,958	(6,659)

Income (Loss) from continuing operations attributable to shareholders of Global-Tech Advanced Innovations Inc.	(5,008,533)	625,762	(185,320)
Income (Loss) from discontinued operations	(5,547,024)	(2,589,063)	1,595,997

Net income (loss) attributable to common stockholders	(10,555,557)	(1,963,301)	1,410,677

	Number	Number	Number
Denominator for basic and diluted earnings (loss) per share:
Weighted average number of shares of common stock	3,041,625	3,040,310	3,039,727

	US$	US$	US$
Basic and diluted earnings (loss) per share:
Earnings (Loss) from continuing operations	(1.65)	0.21	(0.06)
Earnings (Loss) from discontinued operations	(1.82)	(0.86)	0.52

Earnings (Loss) attributable to common stockholder	(3.47)	(0.65)	0.46